Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2019
Basis Of Preparation [Abstract]
Basis of preparation

This condensed set of financial statements has been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the EU. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s condensed consolidated financial statements for the periods presented.

The annual financial statements of the group are prepared in accordance with International Financial Reporting Standards (IFRSs) as issued by the IASB and as adopted by the EU. As required by the Disclosure and Transparency Rules of the Financial Conduct Authority, the condensed set of financial statements has been prepared applying the accounting policies and presentation that were applied in the preparation of the company's published consolidated financial statements for the year ended 30 June 2019 except for changes on the adoption of new accounting standards and amendments explained below. IFRS is subject to ongoing review and endorsement by the EU or possible amendment by interpretative guidance and the issuance of new standards by the IASB. In preparing these condensed interim financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2019, with the exception of changes in estimates disclosed in note 15 - Contingent liabilities and legal proceedings.

Having reassessed the principal risks the directors considered it appropriate to adopt the going concern basis of accounting in preparing the condensed consolidated financial statements.

New accounting standards and interpretations
New accounting standards and interpretations

The following amendments to the accounting standards, issued by the IASB or International Financial Reporting Interpretations Committee (IFRIC) and endorsed by the EU, have been adopted by the group from 1 July 2019 with no impact on the group’s consolidated results, financial position or disclosures:

•	Amendments to IAS 28 - Long-term Interests in Associates and Joint Ventures

•	Amendments to IFRS 9 - Prepayment Features with Negative Compensation

•	Improvements to IFRS 3 and IFRS 11 - Business combinations and Joint arrangements - Accounting for previously held interests

•	Improvements to IAS 12 - Income taxes - Accounting for income tax consequences of payments on financial instruments that are classified as equity

•	Improvements to IAS 23 - Borrowing costs on completed qualifying assets

•	Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement

The following standard issued by the IASB and endorsed by the EU, has been adopted by the group:

IFRS 16 - Leases. IFRS 16 replaced existing lease guidance including IAS 17 - Leases, IFRIC 4, SIC 15 and SIC 27. The group adopted IFRS 16 with effect from 1 July 2019 by applying the modified retrospective method, meaning that the figures, as at, and for the six months ended 31 December 2018 and the year ended 30 June 2019 have not been restated.

Information in respect of the adoption of IFRS 16 is included in Note 14.

The following standard, issued by the IASB has not been endorsed by the EU and has not been adopted by the group:

IFRS 17 - Insurance contracts (effective in the year ending 30 June 2022) is ultimately intended to replace IFRS 4. Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.

There are a number of other amendments and clarifications to IFRS, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.
The group adopted IFRS 16 with effect from 1 July 2019 by applying the modified retrospective method, meaning that the figures, as at, and for the six months ended 31 December 2018 and the year ended 30 June 2019 have not been restated. Under the new standard, outstanding lease liabilities have been recognised at 1 July 2019, for leases previously classified as operating leases, at the present value of the future lease payments over their reasonably certain lease term. Right-of-use assets have been recognised equal to the net present value of the lease liabilities, adjusted for the amount of any prepaid or accrued lease payment, lease incentives and provisions for onerous leases. There was no impact on retained earnings as at 1 July 2019. The interest rate used to discount the future payments in the calculation of the lease liability is the incremental borrowing rate at 1 July 2019 taking into account the currency and duration of the lease. The weighted average incremental borrowing rate applied across all operating leases capitalised on 1 July 2019 was 3.2%.

The group has decided to reduce the complexity of implementation by taking advantage of a number of practical expedients on transition on 1 July 2019 namely:

(i)	to not capitalise leases which expire within a year of 1 July 2019;

(ii)	to apply a single discount rate to portfolios of leases with similar characteristics; and

(iii)	to adjust the right-of-use asset by the amount of any provision for onerous leases recognised immediately before the date of initial application.
The group has not capitalised leases on transition where the value of the asset when it is new is lower than $5,000 (low value assets).

The group has recognised services associated with a lease as other operating expenses. Payments associated with leases of low value assets and leases with a lease term of twelve months or less are recognised as other operating expenses.

A judgement in calculating the initial impact on adoption includes determining the lease term where extension or termination options exist. In such instances any economic incentive to retain or end a lease have been considered and extension periods only included when it is considered reasonably certain that an option to extend a lease will be exercised.

The leases (previously classified as operating leases) which have been recorded on the balance sheet following implementation of IFRS 16 are principally in respect of warehouses, office buildings, plant and machinery, cars and distribution vehicles.